Subsequent Event - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 06, 2013 Subsequent Event [Member] Roma Financial Corporation [Member]	Dec. 06, 2013 Subsequent Event [Member] Investors Bancorp, MHC Branch	Oct. 24, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jan. 31, 2013 Dividend Declared [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends declared per share							$ 0.05
Dividends declared, date declared							Oct. 24, 2013
Dividends declared, date of record							Nov. 08, 2013
Dividends declared, date paid							Nov. 22, 2013
Stock conversion price					$ 0.8653
Common stock issued pursuant to merger					6,558,468	19,542,796
Ownership percentage						61.29%
Assets of combined institution	$ 13,807,387		$ 12,722,574	$ 10,701,585		$ 15,500,000
Deposits of combined institution	$ 8,642,335		$ 8,768,857	$ 7,362,003		$ 10,000,000
Number of branches acquired						127
Dividends declared per share	$ 0.15	$ 0.05	$ 0.05					$ 0.05